Total
FIERA CAPITAL INTERMEDIATE MUNICIPAL ENHANCED FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks attractive after-tax total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FIERA CAPITAL INTERMEDIATE MUNICIPAL ENHANCED FUND Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIERA CAPITAL INTERMEDIATE MUNICIPAL ENHANCED FUND Institutional Class
Management Fee	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.84%	[1]
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.30%
Less Fee Waiver/Expense Reimbursement	(0.79%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.51%
[1]	"Other Expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, Fiera Capital Inc., and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") described in detail under "Investment Adviser," pursuant to which the Adviser (or an affiliate of the Adviser) agrees to pay or absorb certain expenses of the Fund (excluding Acquired Fund Fees and Expenses, among others) to the extent necessary so that the total expense ratio of the Fund does not exceed 0.35% of its average daily net assets. The Expense Limitation Agreement will remain in effect through October 31, 2021, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of this Prospectus. In consideration of the Adviser's agreement to limit the Fund's expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the month in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund's ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement shown in the Fees and Expenses Table above are reflected in the one-year example and the first year of the three-year example. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

Expense Example	One Year	Three Years
FIERA CAPITAL INTERMEDIATE MUNICIPAL ENHANCED FUND | Institutional Class | USD ($)	499	1,237

Portfolio Turnover

The Fund, which has not yet commenced operations, will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund's performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (which may be subject to the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. For these purposes, "municipal securities" also include indirect investments in municipal securities through investments in closed-end or other funds (including exchange-traded funds ("ETFs")) that invest primarily in municipal securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation.

While the Fund focuses on municipal securities, the Fund also opportunistically invests up to 20% of its assets in other (taxable) U.S. fixed-income securities that are believed to offer relatively attractive after-tax returns.

Thus, during periods where taxable debt is considered by Fiera Capital Inc. (the "Adviser") to offer a more attractive return potential, the Fund would expect to allocate more Fund assets to taxable fixed-income securities. The historical relationship between taxable and tax-exempt securities has exhibited volatility due to a variety of factors (e.g. supply and demand imbalances, as well as perceived risk of changes in taxation). The Fund may also allocate to taxable securities for other reasons, including to manage liquidity or diversify credit risk.

The Fund may invest up to 20% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield" investments or "junk" bonds).

While the Fund may invest in securities of any maturity, under normal circumstances, the Fund's dollar-weighted average maturity will generally be between three and ten years. Investments in closed-end funds will be excluded from the dollar-weighted average maturity calculation. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond's principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond's maturity, the more price risk the Fund and the Fund's investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The Fund may invest in derivatives such as futures (including interest rate futures and other bond futures), inverse floating rate obligations or swaps for enhancing returns, yield curve exposure, and other hedging and non-hedging purposes. The Fund may also leverage its assets, including through the use of proceeds received through tender option bond transactions or a line of credit. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a trust. The trust typically issues two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and residual inverse floating rate interests, which are generally issued to the Fund. The Fund may invest in both classes issued by the trust. The Fund will look through to the underlying municipal bond held by the trust for purposes of the Fund's 80% policy.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including after-tax return potential. On a macro level, the Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities. In addition, as part of its investment process, the Adviser considers with respect to substantially all of its investments, excluding closed-end fund investments, certain environmental, social and governance ("ESG") factors using a proprietary ESG assessment. The Adviser currently considers, depending on the sector, such factors that may include disclosure practices, socioeconomic indicators and liabilities related to debt and pensions. While the Adviser's ESG assessment may lead the Adviser to avoid certain issuers, this process also helps it identify issuers that other managers may overlook. The Adviser's parent organization is a signatory to the United Nations' Principles for Responsible Investment.

The Fund's investment policy with respect to 80% of its net assets may be changed by the Fund's Board of Trustees without shareholder approval as long as shareholders are given 60 days' advance written notice of the change.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Principal Investment Risks

An investment in the Fund involves risks, including Municipal Securities Risk, Interest Rate Risk, Credit Risk, and Derivatives Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. These risks may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

As an investor in the Fund, your investment is subject to the following risks:

●	Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level.

Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters.

Securities issued by a particular state, locality, territory, commonwealth or possession and its instrumentalities are subject to the risk of unfavorable developments in such state, locality, territory, commonwealth or possession. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's, locality's, territory's, commonwealth's or possession's (and their respective instrumentalities) financial, economic or other condition and prospects.

●	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

●	Changing Distribution Level Risk. The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes.

●	Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

●	Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund's derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund's actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments.

●	Derivatives- Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets.

●	Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

●	Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund.

●	Environmental, Social and Governance Policy Risk. The risk that because, as part of its investment process, the Fund considers certain ESG factors using a proprietary ESG assessment, the Fund may forgo some market opportunities available to funds that do not consider these factors.

●	Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses, and indirectly the ETF's expenses, incurred through the Fund's ownership of the ETF.

●	High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund's investments in debt instruments.

●	Investing in Other Funds Risk. Any Fund investment in other funds (including unaffiliated closed-end funds and ETFs) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund's investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying funds.

●	Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund's ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund's investments or decreases in their capacity or willingness to trade such investments may increase the Fund's exposure to this risk.

●	Market Risk. The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. An investment in the Fund could lose money over short or long periods.

●	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

●	Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund.

●	Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same return it is currently earning.

●	Tax Risk. Municipal securities generally pay interest that is free from U.S. federal income tax (and in many cases, the U.S. federal alternative minimum tax). Income from tax-exempt municipal obligations could be declared taxable, possibly retroactively, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, the non-compliant conduct of a bond issuer or under other circumstances. In such event, the value of the security would likely fall and, as a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

●	Tender Option Bonds Risk. The Fund's participation in tender option bond transactions may reduce the Fund's returns and/or increase volatility. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a "TOB Trust"). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests ("TOB Floaters"), which are sold to third party investors, and residual inverse floating rate interests ("TOB Residuals"), which are generally issued to the Fund. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

Performance Information: Annual Total Returns

A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund's average annual returns over various periods compare with those of its index).